Commitments and Contingencies - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Management Fees for the year ending
2016	$ 6,000
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$ 31,798